Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Foreign Fund

Statement of Investments, November 30, 2011 (unaudited) (continued)

Templeton Foreign Fund

Statement of Investments, November 30, 2011 (unaudited) *(continued)*

Lite-On Technology Corp.	Computers & Peripherals	126,113	138,242
Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	42,971,000	40,263,661
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	42,980,811	107,781,668
			212,687,962
United Kingdom 19.2%			
Aviva PLC	Insurance	20,358,164	99,505,422
BAE Systems PLC	Aerospace & Defense	10,377,362	44,582,139
BP PLC	Oil, Gas & Consumable Fuels	10,690,560	77,246,561
Carillion PLC	Construction & Engineering	9,515,960	46,324,869
G4S PLC	Commercial Services & Supplies	13,815,169	55,600,501
GlaxoSmithKline PLC	Pharmaceuticals	5,985,164	131,804,704
Hays PLC	Professional Services	40,169,600	46,176,917
Kingfisher PLC	Specialty Retail	16,812,024	67,529,718
[a]Lloyds Banking Group PLC	Commercial Banks	87,416,050	34,063,377
Marks & Spencer Group PLC	Multiline Retail	5,368,255	27,792,989
[a,b]Premier Foods PLC	Food Products	146,668,042	13,447,886
Rexam PLC	Containers & Packaging	6,718,920	36,230,342
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	768,672	26,733,518
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,170,980	77,867,611
SIG PLC	Trading Companies & Distributors	12,345,500	16,182,476
Tesco PLC	Food & Staples Retailing	19,570,930	124,428,628
Vodafone Group PLC	Wireless Telecommunication Services	42,026,882	113,508,358
			1,039,026,016
United States 3.6%			
Cisco Systems Inc.	Communications Equipment	6,507,770	121,304,832
KKR & Co., LP (Units)	Capital Markets	2,850,236	36,568,528
Noble Corp.	Energy Equipment & Services	1,065,960	36,807,599
			194,680,959
Total Common Stocks and Other Equity Interests (Cost $6,049,742,053)			5,172,752,449
Preferred Stocks 0.9%			
Brazil 0.9%			
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	464,390	11,642,257
Vale SA, ADR, pfd., A	Metals & Mining	1,610,554	35,222,816
Total Preferred Stocks (Cost $19,231,137)			46,865,073
Non-Registered Mutual Funds (Cost $27,785,500) 0.5%			
China 0.5%			
[a,b,c,d]Templeton China Opportunities Fund, Ltd., Reg D	Diversified Financial Services	2,780,842	29,615,966
Total Investments before Short Term Investments (Cost $6,096,758,690)			5,249,233,488
		Principal Amount	
Short Term Investments (Cost $127,200,000) 2.4%			
Time Deposits 2.4%			
United States 2.4%			
Bank of Montreal, 0.03%, 12/01/11		$ 127,200,000	127,200,000
Total Investments (Cost $6,223,958,690) 99.2%			5,376,433,488
Other Assets, less Liabilities 0.8%			45,231,724
Net Assets 100.0%			$ 5,421,665,212

[a]Non-income producing.
[b]See Note 5 regarding holdings of 5% voting securities.
[c]See Note 4 regarding restricted securities.
[d]See Note 6 regarding investment in Templeton China Opportunities Fund, Ltd.

Templeton Foreign Fund
Statement of Investments, November 30, 2011 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton World Fund

Statement of Investments, November 30, 2011 (unaudited) (continued)

Templeton World Fund
Statement of Investments, November 30, 2011 (unaudited) (continued)

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 4 regarding restricted securities.
cSee Note 5 regarding holdings of 5% voting securities.
dSee Note 6 regarding investment in Templeton China Opportunities Fund, Ltd.

ABBREVIATIONS

Currency

EUR - Euro
GBP - British Pound
SEK - Swedish Krona

Selected Portfolio

ADR - American Depositary Receipt
FHLMC - Federal Home Loan Mortgage Corp.

Templeton Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of two funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Time deposits are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of
American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At November 30, 2011, a market event occurred resulting in a portion of the securities held by the Funds being valued using fair value procedures.

3. INCOME TAXES

At November 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Funds for the three months ended November 30, 2011, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held At End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Templeton Foreign Fund							
Non-Controlled Affiliates							
Premier Foods PLC	146,668,042	-	-	146,668,042	$ 13,447,886	$ -	$ -
Templeton China Opportunities Fund, Ltd., Reg D	2,780,842	-	-	2,780,842	29,615,966	-	-
Total Affiliated Securities (0.79% of Net Assets)					$ 43,063,852	$ -	$ -
Templeton World Fund							
Non-Controlled Affiliates							
Templeton China Opportunities Fund Ltd., Reg D	2,785,599	-	-	2,785,599	$ 29,666,631	$ -	$ -
Total Affiliated Securities (0.56% of Net Assets)							

6. INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Funds invest in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Funds may incur delays in redeeming their investments in the China Fund. The Funds' investments in the China Fund are valued based upon the fair value of the China Fund's portfolio securities and other assets and liabilities.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at November 30,
2011, due to market events, the Templeton Foreign Fund and the Templeton World Fund employed fair value procedures to value $1,236,636,684 and $854,913,662, of their holdings respectively. Such procedures resulted in a temporary transfer of securities from Level 1 to Level 2 within the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Funds’assets and liabilities carried at fair value:

aIncludes common and preferred stocks as well as other equity investments.
bFor detailed category descriptions, see the accompanying Statement of Investments.

The reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds'
fair value for the three months ended November 30, 2011, were as follows:

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on the financial statements.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder reports.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By /s/ LAURA F. FERGERSON
      Laura F. Fergerson
      Chief Executive Officer –
      Finance and Administration
Date January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
      Laura F. Fergerson
      Chief Executive Officer –
      Finance and Administration
Date January 25, 2012

By /s/ MARK H. OTANI
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date January 25, 2012